BANK BORROWINGS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－9 BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of June 30, 2025	As of December 31, 2024
			$’000	$’000

Term loans	2 to 10 years	2.00%-3.75%	6,685	3,315
Trust receipts	Within 12 months	1.65%-7.25%	14,177	16,172
Bank overdraft	Within 12 months	-%	142	-
Revolving loan	Within 12 months	6.45%	707	368

			21,711	19,855

Representing
Within 12 months			18,806	17,968
Over 1 year			2,905	1,887

			21,711	19,855

As of June 30, 2025 and December 31, 2024, bank borrowings were obtained from several financial institutions in Singapore, which bear annual interest at a fixed rate from approximately 1.65% to 7.25% and are repayable in 1 months to 10 years.

Interest related to the bank borrowings was approximately $0.7 million and approximately $0.5 million and for the six months ended June 30, 2025 and 2024, respectively.

The Company’s bank borrowings are guaranteed under personal guarantees from CE Neo, Jimmy Neo, Edward Neo and CK Neo and a corporate guaranty from Soon Aik.